CONDENSED CONSOLIDATED STATEMENT OF SHAREHOLDER'S DEFICIT (Unaudited) (Parenthetical)	3 Months Ended
Aug. 31, 2022 USD ($) shares
Statement of Stockholders' Equity [Abstract]
Issuance cost of shares | $	$ 95,293
Exchange of warrants for debt (in shares) | shares	955,000,000